UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR

                              CERTIFIED SHAREHOLDER
              REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number: 811-09367
                             JNL VARIABLE FUND V LLC
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                                Thomas J. Meyer
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517 381-5500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003


Item 1. Report to Shareholders.

[GRAPHIC OMITTED]

Dear Investors:

We are pleased to provide you with this report on the operations of the JNL Series Trust and the JNL Variable Funds LLC for the six-month period ending June 30, 2003.

During the first quarter of 2003, the equity markets continued the trend seen in the prior three years of extreme volatility and poor returns. However, with the biggest uncertainty being removed with the end of the Iraq war, the equity markets posted excellent returns during the 2nd quarter and produced positive returns for the entire 1st half of the year.

Equity market indicators for the six-month period ending June 30, 2003, show the Dow Jones was up over 9%; the S&P 500 was up almost 12%; the EAFE Index (a proxy for International Stock Markets) was up almost 10%, and the NASDAQ was up almost 22%. To highlight the various subsets of the U.S. equity market, small cap stocks outpaced the large caps and growth stocks generally fared better than value stocks.

Fixed income market indicators for the six-month period ending June 30, 2003, show the Lehman Brothers Aggregate Bond Index was up almost 4% and the Merrill Lynch High Yield Index was up over 17%.

Typically, the stock markets begin to rise about six months in advance of an economic recovery. If the experts are correct and if history repeats itself, the U.S. economy should begin to see a moderate recovery near the end of the year. The Federal Reserve Board cut its federal funds rate to 1.0% - the lowest level in 45 years. Most experts are predicting that the Fed is done cutting interest rates and that they should begin to rise modestly. Through any market environment, we believe that our investors should maintain a disciplined, long-term investment plan.

The JNL Series Trust and JNL Variable Funds LLC offer a wide variety of Funds, each with its own investment objective and strategies. The performance of each Fund is influenced by its investment objective and the investment style of its money managers, as well as the market environment. We hope that our wide selection of Funds allows you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles that will help you meet your financial goals.

Respectfully,

/s/ Andrew B. Hopping

Andrew B. Hopping
Chairman
JNL Series Trust
JNL Variable Funds LLC


JNL VARIABLE FUNDS (Unaudited)
SCHEDULES OF INVESTMENTS (in thousands)
June 30, 2003
                                                                   Shares            Value
--------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW(SM) TARGET 10 FUND (V)
COMMON STOCKS - 99.1%
--------------------------
AUTO MANUFACTURERS - 9.2%
         General Motors Corp.                                          11      $        389

CHEMICALS - 9.3%
         E.I. Du Pont de Nemours and Co.                               9                393

DIVERSIFIED FINANCIAL SERVICES - 13.4%
         JPMorgan Chase & Co.                                          17               570

MACHINERY - 11.5%
         Caterpillar Inc.                                              9                490

MANUFACTURING - 29.6%
         Eastman Kodak Co.                                             11               308
         General Electric Co.                                          16               468
         Honeywell International Inc.                                  18               478
                                                                               ------------
                                                                                      1,254
TELECOMMUNICATIONS - 15.8%
         AT&T Corp.                                                    15               295
         SBC Communications Inc.                                       15               375
                                                                               ------------
                                                                                        670
TOBACCO - 10.3%
         Altria Group Inc.                                             10               439
                                                                               ------------

         Total Common Stocks (cost $4,412)                                            4,205
                                                                               ------------

TOTAL INVESTMENTS - 99.1% (COST $4,412)                                               4,205
---------------------------------------                                        ------------

OTHER ASSETS AND LIABILITIES, NET - 0.9%                                                 37
----------------------------------------                                       ------------

TOTAL NET ASSETS - 100%                                                        $      4,242
-----------------------                                                        ============

JNL VARIABLE FUND (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2003
                                              JNL Variable
                                               Fund V LLC
                                          ---------------------

                                           First Trust/JNL
                                                 The Dow
ASSETS                                       Target 10 Fund
                                          ---------------------

Investments in securities, at cost                $ 4,412
                                          =====================
Investments in securities, at value (a)           $ 4,205
Cash                                                    -
Foreign currency                                        -
Receivables:
   Dividends and interest                              22
   Foreign taxes recoverable                            -
   Fund shares sold                                     1
   Investment securities sold                          25
Collateral for securities loaned                      731
                                           ---------------------
TOTAL ASSETS                                        4,984
                                           ---------------------

LIABILITIES
Cash overdraft                                          2
Payables:
   Administrative fees                                  1
   Advisory fees                                        2
   Forward currency contracts                           -
   Fund shares redeemed                                 6
   Investment securities purchased                      -
Return of collateral for securities loaned            731
                                           ---------------------
TOTAL LIABILITIES                                     742
                                           ---------------------
NET ASSETS                                        $ 4,242
                                           =====================

NET ASSETS CONSIST OF:
Paid-in capital                                   $ 4,530
Undistributed (accumulated) net
   investment income (loss)                           386
Accumulated net realized gain (loss)                 (467)
Net unrealized appreciation
   (depreciation) (207)
                                           ---------------------
                                                  $ 4,242
                                           =====================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                        435
                                           =====================
NET ASSET VALUE PER SHARE                         $  9.76
-----------------------------------        =====================

(a) Including securities on loan of:              $   704

                     See Notes to the Financial Statements

JNL VARIABLE FUND (UNAUDITED)
STATEMENTS OF OPERATIONS (in thousands)
For the Period Ended June 30, 2003

                                                         JNL VARIABLE
                                                          FUND V LLC
                                                    -----------------------

                                                       First Trust/JNL
                                                           The Dow
                                                        Target 10 Fund
                                                    -----------------------
INVESTMENT INCOME
   Dividends                                                         $  89
   Interest                                                              -
   Foreign taxes withheld                                                -
   Securities lending                                                    -
                                                    -----------------------
TOTAL INVESTMENT INCOME                                                 89
                                                    -----------------------

EXPENSES
   Administrative fees                                                   3
   Advisory fees                                                        14
   Managers fees                                                         -
   Legal fees                                                            -
                                                    -----------------------
TOTAL EXPENSES                                                          17
                                                    -----------------------
NET INVESTMENT INCOME (LOSS)                                            72
                                                    -----------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                        (596)
   Foreign currency related items                                        -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                         671
   Foreign currency related items                                        -
                                                    -----------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                                          75
                                                    -----------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                   $ 147
                                                    =======================

                     See Notes to the Financial Statements.

JNL VARIABLE FUND (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended June 30, 2003

                                                    JNL VARIABLE
                                                     FUND V LLC
                                                 --------------------

                                                   First Trust/JNL
                                                       The Dow
OPERATIONS                                         Target 10 Fund
                                                 --------------------
   Net investment income (loss)                              $    72
   Net realized gain (loss) on:
      Investments                                               (596)
      Foreign currency related items                               -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                                671
      Foreign currency related items                               -
                                                 --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               147
                                                 --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                              634
   Cost of shares redeemed                                    (1,608)
                                                 --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                      (974)
                                                 --------------------

NET INCREASE (DECREASE) IN NET ASSETS                           (827)

NET ASSETS BEGINNING OF PERIOD                                 5,069
                                                 --------------------

NET ASSETS END OF PERIOD                                     $ 4,242
                                                 ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                  $   386
                                                 ====================

(1)SHARE TRANSACTIONS
Shares sold                                                       70
Shares redeemed                                                 (181)
                                                 --------------------
Net increase (decrease)                                         (111)
                                                 ====================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                      $ 2,416
Proceeds from sales of securities                              3,348

                     See Notes to the Financial Statements.

JNL VARIABLE FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended December 31, 2002

                                             JNL VARIABLE
                                              FUND V LLC
                                           ------------------

                                            First Trust/JNL
                                                The Dow
OPERATIONS                                  Target 10 Fund
                                           ------------------
   Net investment income (loss)                      $   140
   Net realized gain (loss) on:
      Investments                                          1
      Foreign currency related items                       -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                       (779)
      Foreign currency related items                       -
                                           ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (638)
                                           ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                    2,893
   Cost of shares redeemed                            (1,820)
                                           ------------------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                             1,073
                                           ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    435

NET ASSETS BEGINNING OF PERIOD                         4,634
                                           ------------------

NET ASSETS END OF PERIOD                             $ 5,069
                                           ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                          $   314
                                           ==================

(1)SHARE TRANSACTIONS
Shares sold                                              285
Shares redeemed                                         (188)
                                           ------------------
Net increase                                              97
                                           ==================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                              $ 3,245
Proceeds from sales of securities                      2,041


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (Unaudited)
FINANCIAL HIGHLIGHTS

                                               Increase (Decrease) from
                                                Investment Operations
                                    ----------------------------------------
                        Net Asset
                          Value          Net      Net Realized   Total from   Net Asset
   Period               Beginning    Investment   & Unrealized   Investment   Value, End
    Ended               of Period   Income (Loss) Gains (Losses) Operations   of Period
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 10 FUND (V)
    06/30/03              9.29          0.15          0.32         0.47            9.76
    12/31/02             10.32         (0.07)        (0.96)       (1.03)           9.29
    12/31/01             10.66          0.19         (0.53)       (0.34)          10.32
01/02(a)-12/31/00        10.00          0.20          0.46         0.66           10.66



                                   Supplemental Data                           Ratio of Net
                        --------------------------------------    Ratio of      Investment
                                     Net Assets,                Expenses to    Income (Loss)
   Period                  Total     End of Period    Portfolio  Average Net    to Average
    Ended               Return (b)   (in thousands)   Turnover   Assets (c)    Net Assets (c)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 10 FUND (V)
    06/30/03              5.06          4,242           57.3        0.82           3.47
    12/31/02             (9.98)         5,069           41.0        0.83           2.79
    12/31/01             (3.19)         4,634           75.5        0.85           2.36
01/02(a)-12/31/00         6.60          4,071           94.3        0.85           2.72
-----------------------------------------------------------------------------------------

(a)   Commencement of operations July 2, 1999.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.

                     See Notes to the Financial Statements.

                          JNL VARIABLE FUND (UNAUDITED)
                        NOTES TO THE FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

The JNL Variable Fund V LLC (the "JNL Variable Fund") is a limited liability company organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Fund is registered with the Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940. The JNL Variable Fund V LLC consists of the First Trust/JNL The Dow Target 10 Fund (V), which is subadvised First Trust Advisors L.P. ("First Trust"). The shares of the JNL Variable Funds are sold to a life insurance company separate account to fund the benefits of variable annuity policies.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

FOREIGN SECURITIES -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

SECURITIES LOANED -- The JNL Variable Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Adviser. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS -- No distributions of net investment income or realized capital gains are required.

FEDERAL INCOME TAXES -- The JNL Variable Fund V LLC is a limited liability company with all of its interest owned by a single interest: Jackson National Separate Account V. Accordingly, the JNL Variable Fund is not considered a separate entity for income tax purposes, and therefore, is taxed as part of the operations of Jackson National and is not taxed separately. Under current tax law, interest and dividend income and capital gains of the JNL Variable Fund is not currently taxable when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

The JNL Variable Fund has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. The JNL Variable Fund paid JNAM an annual investment advisory fee, computed daily and payable monthly, of 0.65% of the average daily net assets of the Fund.

A portion of the investment advisory fee is paid to First Trust as compensation for their services.

ADMINISTRATIVE FEE -- In addition to the investment advisory fee, the JNL Variable Fund paid JNAM an annual Administrative Fee of 0.15% of the average daily net assets of the Fund.

In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.



                                   MANAGERS OF THE JNL VARIABLE FUND LLC, JNL VARIABLE FUND III LLC
                                         JNL VARIABLE FUND V LLC AND JNLNY VARIABLE FUND I LLC
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
                                                                                     NUMBER OF
                              CURRENT                                            PORTFOLIOS IN THE         OTHER
 MANAGER (AGE) & ADDRESS      POSITION                                             FUND COMPLEX        DIRECTORSHIPS
                              WITH THE     LENGTH OF     PRINCIPAL OCCUPATION     OVERSEEN BY THE       HELD BY THE
                                FUND      TIME SERVED    FOR THE PAST 5 YEARS         MANAGER             MANAGER
 ------------------------  ------------- ------------- ----------------------- -------------------- ------------------
-----------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGERS
-----------------------------------------------------------------------------------------------------------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Andrew B. Hopping* (44)     Manager and     10/98 to    Executive Vice                  77           None
1 Corporate Way             Chairman of     present     President, Chief
Lansing, MI 48951           the Board                   Financial Officer and
                            of Managers                 Treasurer of Jackson
                                                        National Life
                                                        Insurance Company;
                                                        Trustee or Manager,
                                                        and Chairman, of each
                                                        other investment
                                                        company in the Fund
                                                        Complex.
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Robert A. Fritts* (54)      Manager,        2/99 to     Vice President and              77           None
1 Corporate Way             President       present     Controller of Jackson
Lansing, MI 48951           and Chief                   National Life
                            Executive                   Insurance Company;
                            Officer                     Trustee or Manager,
                                                        and (since 12/02)
                                                        President and Chief
                                                        Executive Officer, of
                                                        each other investment
                                                        company in the Fund
                                                        Complex.
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
-----------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
-----------------------------------------------------------------------------------------------------------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Peter McPherson (62)        Manager       2/02 to 5/03  President, Michigan             20           Director of Dow
1 Corporate Way                                         State University                             Jones & Company
Lansing, MI 48951
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Dominic D'Annunzio (65)     Manager         (4/00 to    Acting Commissioner             77           None
1 Corporate Way                              2/02)      of Insurance for the
Lansing, MI 48951                           (6/03 to    State of Michigan
                                             present)   (1/90 to 5/90) (8/97
                                                        to 5/98),
                                                        Deputy Commissioner
                                                        of the Office of
                                                        Financial Analysis
                                                        and Examinations
                                                        (4/89 to 8/97)
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Michael Bouchard (47)       Manager          4/00 to    Sheriff, Oakland                20           None
1 Corporate Way                              present    County, Michigan,
Lansing, MI 48951                                       Senator - State of
                                                        Michigan (1991-1999)
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Michelle Engler (45)        Manager          4/00 to    First Lady of the               20           Director of
1 Corporate Way                              present    State of Michigan                            Federal Home Loan
Lansing, MI 48951                                       (1991-2002)                                  Mortgage
                                                                                                     Corporation
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------

* Messrs. Hopping and Fritts are "interested persons" of the Funds due to their positions with Jackson National Life Insurance Company, which is the parent company of the Advisor and Distributor.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling (800) 766-4683.

        MANAGERS OF THE JNL VARIABLE FUND LLC, JNL VARIABLE FUND III LLC
              JNL VARIABLE FUND V LLC AND JNLNY VARIABLE FUND I LLC

Managers and officers that are interested persons of the Funds or the Adviser do not receive any compensation from the Funds for their services as Managers or officers. The following persons, who are disinterested Managers of the Fund, received from the Funds the compensation amounts indicated for the services as such.

                                                             PENSION OR
                                         AGGREGATE           RETIREMENT         ESTIMATED      TOTAL COMPENSATION
                                     COMPENSATION FROM    BENEFITS ACCRUED       ANNUAL             FROM THE
                                      THE JNL VARIABLE    AS PART OF FUND     BENEFITS UPON       JNL VARIABLE
            MANAGER                       FUNDS              EXPENSES          RETIREMENT             FUNDS
            -------                       -----              --------          ----------             -----

Michael Bouchard                         $10,000                 0                  0               $10,000
Michelle Engler                          $10,000                 0                  0               $10,000
Peter McPherson                           $5,000                 0                  0                $5,000




Item 2. Code of Ethics. N/A to the semi-annual filing.

Item 3. Audit Committee Financial Expert. N/A to the semi-annual filing.

Item 4. Principal Accountant Fees and Services. N/A to the semi-annual filing.

Item 5  Audit Committee of Listed Registrants.  N/A to the semi-annual filing.

Item 6. [Reserved]

Item 7.  Disclosure  of Proxy Voting  Policies  and  Procedures  for  Closed-End
Management  Investment  Companies.   N/A  as  this  is  an  Open-End  Management
Investment Company.

Item 8. [Reserved]

Item 9. Controls and Procedures. In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of August 27, 2003, and have concluded that our disclosure controls and procedures are effective. There was no change in our internal control over financial reporting during our last fiscal half year that has materially affected, or is reasonably likely to materially affect, our internal control over financial reporting.

Item 10. Exhibits.

a. (1) Code of Ethics - to be filed with the annual filing.
   (2) The Certifications required by Rule 30a of the Investment Company Act of 1940, as amended, are attached hereto.**
b. The Certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended,the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 8th day of September, 2003.

JNL Variable Fund, III LLC
(Registrant)

      /s/ Robert A. Fritts
By_____________________________________
  Robert A. Fritts, President



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts
_____________________________     President                  September 8, 2003
Robert A. Fritts


/s/ Andrew B. Hopping             Chief Financial Officer    September 8, 2003
_____________________________
Mark D. Nerud